UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julio Garcia
Title: Chief Operating Officer and Chief Compliance Officer
Phone: 646 553 2491

Signature, Place, and Date of Signing:

/s/   Julio Garcia 	New York, NY		February 14, 2013
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2012

Form 13F Information Table Entry Total:  	51

Form 13F Information Table Value Total: 	902,623
					 	(thousands)

List of Other Included Managers: 		NONE

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FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
ACME PACKET INC		COM			004764106	9,954		450000		SH		SOLE	NONE	SOLE
ACME PACKET INC		COM			004764906	7,742		350000		SH	CALL	SOLE	NONE	SOLE
ACTIVISION BLIZZARD INC	COM			00507V959	14,868		1400000		SH	PUT	SOLE	NONE	SOLE
AMDOCS LTD		ORD			G02602103	11,896		350000		SH		SOLE	NONE	SOLE
APPLE INC 		COM			037833900	47,972		90000		SH	CALL	SOLE	NONE	SOLE
ASPEN TECHNOLOGY INC	COM			045327103	24,876		900000		SH		SOLE	NONE	SOLE
BEST BUY INC		COM			086516951	4,740		400000		SH	PUT	SOLE	NONE	SOLE
BEST BUY INC		COM			086516951	2,370		200000		SH	PUT	SOLE	NONE	SOLE
BLUCORA INC		COM			095229100	4,713		300000		SH		SOLE	NONE	SOLE
BROADSOFT INC		COM			11133B409	5,449		150000		SH		SOLE	NONE	SOLE
CBS CORP NEW		CL B			124857202	8,371		220000		SH		SOLE	NONE	SOLE
CBS CORP NEW		COM			124857903	4,566		120000		SH	CALL	SOLE	NONE	SOLE
CHECK POINT SOFTWARE	COM			M22465104	37,635		790000		SH		SOLE	NONE	SOLE
CISCO SYS INC		COM			17275R102	51,090		2600000		SH		SOLE	NONE	SOLE
CISCO SYS INC		COM			17275R902	9,825		500000		SH	CALL	SOLE	NONE	SOLE
COGENT COMM GROUP INC	COM NEW			19239V302	11,772		520000		SH		SOLE	NONE	SOLE
COGNIZANT TECHNOLOGY SO	CL A			192446102	18,512		250000		SH		SOLE	NONE	SOLE
CORNING INC		COM			219350105	3,786		300000		SH	CALL	SOLE	NONE	SOLE
DREAMWORKS ANMATN SKG	CL A			26153C103	14,913		900000		SH		SOLE	NONE	SOLE
EBAY INC		COM			278642103	25,254		495000		SH		SOLE	NONE	SOLE
FORTINET INC		COM			34959E109	37,926		1800000		SH		SOLE	NONE	SOLE
FUSION-IO INC		COM			36112J957	6,879		300000		SH	PUT	SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	21,281		30000		SH		SOLE	NONE	SOLE
INFOSYS LTD		SPONSORED ADR		456788958	16,920		400000		SH	PUT	SOLE	NONE	SOLE
INTEL CORP		COM			458140900	20,620		1000000		SH	CALL	SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J507	16,248		1200000		SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J907	9,478		700000		SH	CALL	SOLE	NONE	SOLE
JUNIPER NETWORKS	COM			48203R104	35,406		1800000		SH		SOLE	NONE	SOLE
JUNIPER NETWORKS	COM			48203R904	7,868		400000		SH	CALL	SOLE	NONE	SOLE
LEAPFROG ENTERPRISES IN CL A			52186N956	8,630		1000000		SH	PUT	SOLE	NONE	SOLE
LEVEL 3 COMM INC	COM NEW			52729N308	3,813		165000		SH		SOLE	NONE	SOLE
LINKEDIN CORP		COM CL A		53578A108	40,187		350000		SH		SOLE	NONE	SOLE
LIONS GATE ENTMNT CORP	COM NEW			535919203	11,644		710000		SH		SOLE	NONE	SOLE
MASTERCARD INC		CL A			57636Q104	41,758		85000		SH		SOLE	NONE	SOLE
MOTOROLA SOLUTIONS INC	COM NEW			620076307	19,488		350000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	43,142		465000		SH		SOLE	NONE	SOLE
NXP SEMICONDUCTORS NV	COM			N6596X109	9,229		350000		SH		SOLE	NONE	SOLE
PANDORA MEDIA INC	COM			698354107	24,786		2700000		SH		SOLE	NONE	SOLE
PRICELINE COM INC	COM NEW			741503403	15,530		25000		SH		SOLE	NONE	SOLE
RACKSPACE HOSTING INC	COM			750086100	14,854		200000		SH		SOLE	NONE	SOLE
RED HAT INC		COM			756577102	33,100		625000		SH		SOLE	NONE	SOLE
SEAGATE TECHNOLOGY PLC	SHS			G7945M907	12,168		400000		SH	CALL	SOLE	NONE	SOLE
SHUTTERFLY INC		COM			82568P954	8,961		300000		SH	PUT	SOLE	NONE	SOLE
SONUS NETWORKS INC	COM			835916107	5,525		3250000		SH		SOLE	NONE	SOLE
SPLUNK INC		COM			848637104	2,902		100000		SH		SOLE	NONE	SOLE
STRATASYS INC		COM			862685104	30,457		380000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	16,016		1300000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706908	8,624		700000		SH	CALL	SOLE	NONE	SOLE
TW TELECOM INC 		COM			87311L104	31,200		1225000		SH		SOLE	NONE	SOLE
WESTERN DIGITAL CORP	COM			958102905	16,996		400000		SH	CALL	SOLE	NONE	SOLE
ZILLOW INC		CL A			98954A107	10,683		385000		SH		SOLE	NONE	SOLE



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